CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 554	$ 208
Property, plant, and equipment, accumulated depreciation	177,811	176,878
Intangible assets, accumulated amortization	$ 9,491	$ 14,643
Preferred stock, par value (in dollars per shares)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	60,000,000	60,000,000
Common stock, shares issued (in shares)	33,694,396	33,322,535
Common stock, shares outstanding (in shares)	33,694,396	33,322,535
Treasury stock, shares (in shares)	2,252,305	2,134,604